Commitments And Contingencies (Tables)	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Contractual Obligations and Commercial Commitments
The following tables summarize our approximate minimum contractual obligations and commercial commitments as of December 31, 2013:

	Payments Due in Period
	Total	Within 1 Year	Years 1 - 3	Years 4 - 5	More than 5 Years

Leases	$108,000	$100,000	$8,000	$-	$-
Employment Contracts	788,000	350,000	438,000	-	-
Total	$896,000	$450,000	$446,000	$-	$-